Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Lease Expense
Our lease expense consisted of the following:
	Year ended December 31,
(in thousands)	2021	2020	2019
Operating lease cost	$458	$288	$286
Variable lease cost	—	—	—
Short-term lease cost	100	31	4
Total lease cost	$558	$319	$290

Reported in:
Cost of revenue	$239	$38	$—
Research and development	39	—	—
Selling and marketing	1	3	—
General and administrative	279	278	290
Total lease cost	$558	$319	$290

Summary of Future Remaining Lease Payments Obligations
Future remaining operating lease payment obligations were as follows:
(in thousands)	December 31, 2021
2022	$567
2023	520
2024	511
2025	446
2026	54
Thereafter	—
Total lease payments	2,098
Less: imputed interest	(306)
Present value of operating lease liabilities	$1,792

Current portion of operating lease liability	$452
Operating lease liability, net of current portion	1,340
Present value of operating lease liabilities	$1,792